Income Taxes (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Income taxes
Income Taxes

17. Income Taxes

The Company and its subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands, are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its shareholders. The Company is also subject to United States federal income taxation in respect of income that is derived from the international operation of ships and the performance of services directly related thereto attributable to the transport of cargo to or from the United States (“Shipping Income”), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, of the Internal Revenue Code of 1986, as amended, the Company and its subsidiaries will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, “U.S. source shipping income” means 50% of the Shipping Income derived by the Company and its subsidiaries that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

We do not believe that we were able to qualify for exemption under Section 883 and as a consequence, our gross U.S. source shipping income for our first fiscal year ended March 31, 2014, derived from two vessel voyages transporting cargo from Houston to ports in Brazil is subject to a 4% gross basis tax (without allowance for deductions) equal to $39,266 and is included in Voyage expenses in the consolidated statement of operations.

14. Income Taxes

The Owning Companies are incorporated in the Republic of Liberia and under the laws of the Liberia, are not subject to income taxes, however, they are subject to registration and tonnage taxes, which are not income taxes and are included in vessel operating expenses in the accompanying combined statements of operations. Furthermore, the Owning Companies are subject to a 4% United States federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions), which is not an income tax. Such taxes have been recorded within Voyage Expenses in the accompanying combined statements of operations. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying combined statements of operations.